Other income (loss), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other income
Other income	€ 626,311	€ 1,471	€ 1,863
Foreign exchange gains, net		1,349
Total other income	626,311	2,820	1,863
Other expenses
Foreign exchange losses, net	(3,768)		(2,057)
Other operational expenses	(9,006)	(2,553)	(2,332)
Total other expenses	(12,774)	(2,553)	(4,390)
Other income, net	€ 613,538	€ 267	€ (2,527)